Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount [Member]
Assets
Loans Receivable	$ 66,619	$ 88,937
Liabilities
Debt	1,662,375	1,774,985
Fair Value [Member]
Assets
Loans Receivable	54,179	75,868
Liabilities
Debt	$ 1,533,205	$ 1,614,626